Subsidiaries with Significant Interests Held by Non-controlling Shareholders - Summary of Net Income (Loss) Allocated to Non-controlling Interests (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Net income (loss) allocated to non-controlling interests	R$ 42	R$ 1	R$ 1
Gasmig [member]
Disclosure of subsidiaries [line items]
Net income (loss) allocated to non-controlling interests	1	R$ 1	R$ 1
Light SA [member]
Disclosure of subsidiaries [line items]
Net income (loss) allocated to non-controlling interests	31
Guanhaes [member]
Disclosure of subsidiaries [line items]
Net income (loss) allocated to non-controlling interests	8
Axxion [member]
Disclosure of subsidiaries [line items]
Net income (loss) allocated to non-controlling interests	2
UHE Itaocara [member]
Disclosure of subsidiaries [line items]
Net income (loss) allocated to non-controlling interests	R$ 0